OTHER RECEIVABLES AND PREPAID EXPENSES (Schedule of Other Receivables and Prepaid Expenses) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Other Accounts Receivables [Abstract]
Government authorities	$ 342	$ 226
Grant receivables	0	88
Prepaid expenses	308	909
Suppliers' advances	1,360	1,617
Other	54	133
Other receivables	$ 2,064	$ 2,973